Intangible assets (Details) $ in Thousands	9 Months Ended
Sep. 30, 2020 USD ($)
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ (16,696)
Ending balance	(24,618)
Cost:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(31,555)
Additions	12,236
Exchange difference	(6)
Ending balance	(43,785)
Depreciation and impairment:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	14,859
Additions	4,314
Exchange difference	(6)
Ending balance	19,167
Capitalized development costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(8,982)
Ending balance	(11,854)
Capitalized development costs | Cost:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(10,737)
Additions	3,997
Exchange difference	0
Ending balance	(14,734)
Capitalized development costs | Depreciation and impairment:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,755
Additions	1,125
Exchange difference	0
Ending balance	2,880
Licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(7,714)
Ending balance	$ (12,764)
Payment period (up to)	18 months
Licenses | Cost:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ (20,818)
Additions	8,239
Exchange difference	(6)
Ending balance	(29,051)
Licenses | Depreciation and impairment:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	13,104
Additions	3,189
Exchange difference	(6)
Ending balance	$ 16,287